Software Development Costs, net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 22,283	$ 33,478
Discontinued Operations
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	19,289	23,468
Continuing Operations
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	2,994	$ 10,010
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
2023	729
2024	586
2025	264
2026	173
2027 and thereafter	0
Net Carrying Amount	1,752
Computer Software, Intangible Asset | Discontinued Operations
Finite-Lived Intangible Assets [Line Items]
2023	263
2024	149
2025	75
2026	0
2027 and thereafter	0
Net Carrying Amount	487
Computer Software, Intangible Asset | Continuing Operations
Finite-Lived Intangible Assets [Line Items]
2023	466
2024	437
2025	189
2026	173
2027 and thereafter	0
Net Carrying Amount	$ 1,265